Net Interest Income - Summary of Net Interest Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net interest income [line items]
Interest income	¥ 820,843	¥ 364,385	¥ 463,396
Total net interest income	14,174,231	7,750,460	3,909,196
Loans originated by consolidated trust plans [member]
Disclosure of net interest income [line items]
Interest income	21,229,806	10,640,860	2,030,485
Interest expense	(8,400,992)	(4,283,151)	(964,790)
Total net interest income	12,828,814	6,357,709	1,065,695
Loans originated by microloan lending companies and consumer finance company [member]
Disclosure of net interest income [line items]
Interest income	1,535,023	1,395,961	2,895,600
Interest expense	(189,606)	(3,210)	(52,099)
Total net interest income	¥ 1,345,417	¥ 1,392,751	¥ 2,843,501